Share-based payments - Fair value assumptions (Details)	12 Months Ended
Sep. 30, 2025
TSR-hurdled grants | Low
Fair value assumptions
Risk-free rate	3.30%
Volatility rate	20.00%
TSR-hurdled grants | High
Fair value assumptions
Risk-free rate	3.80%
Volatility rate	21.00%
Long Term Variable Reward (LTVR) Plan | TSR and ROE-hurdled grants | Low
Fair value assumptions
Dividend yield	4.00%
Long Term Variable Reward (LTVR) Plan | TSR and ROE-hurdled grants | High
Fair value assumptions
Dividend yield	5.00%